Material accounting policies - Revenue from Contracts with Customers (Details)	12 Months Ended
Dec. 31, 2025
Bell Wireless
Disclosure of performance obligations [line items]
Contract with customer, significant payment terms, duration	24 months
Contract with customer, significant payment terms, additional financing period	12 months
Business customers | Bell Wireline | Top of range
Disclosure of performance obligations [line items]
Contract with customer, significant payment terms, duration	10 years